BANK FINANCING AND OTHER THIRD-PARTY FINANCING	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Xtribe PLC [Member]
Restructuring Cost and Reserve [Line Items]
BANK FINANCING AND OTHER THIRD-PARTY FINANCING

NOTE 10 - BANK FINANCING AND OTHER THIRD-PARTY FINANCING

As of June 30, 2024 and December 31, 2023, bank financing and other third-party financing consisted of the following:

	June 30, 2024	December 31, 2023
Overdraft *	$110	$828

Loan from bank - current portion *	13,895	9,379
Loan from bank - net of current portion	-	10,211
Total loan from bank	14,005	19,590

Convertible loans, current	$50,000	$50,000
Convertible loans, long term	-	437,599
Total convertible loans	50,000	487,599
Other loans	$436,158	$436,158

Total	$500,163	$944,175

*	-	These balances are included in the Bank financing and other third-party financing, current on the accompanying consolidated balance sheets.

Bank financing includes bank overdraft that equals £103 ($110) and £651 ($828) as of June 30, 2024 and December 31, 2023 respectively. In 2018, X-SOLUTION S.R.L. entered into an agreement with Cherry Bank (ex. Banco delle Tre Venezie) for the overdraft of current account for a maximum amount of €300,000 with a 3.75% interest rate. The original contract provided that the line of credit could be used until July 31, 2019; however, following the Covid-19 emergency and in accordance with local law decree and regulations, the Company has requested several extensions for the use of the line of credit until October 2023 when the account was closed. Interest expense for the line of credit for the bank overdraft was $0 and $3,447 the six months ended June 30, 2024 and 2023, respectively.

Additionally, X-SOLUTION S.R.L. entered into bank loan for a total amount of €25,000 in 2020. The duration of the loan is 6 years with a maturity date of May 5, 2026. The bank loan provides that for the first 24 months, the Company is only required to pay the interest while the repayment of loan principal begins in July 2022. The interest expense for the bank loan was €589 and €449 for the six months ended June 30, 2024 and 2023, respectively.

In 2019, XTRIBE P.L.C. issued secured convertible loans to various holders. The secured convertible loans are convertible at the holder’s option into ordinary shares of the Company equal to the greater of 75% of the fair market value and in no case shall the conversion price be less than $4.50. These secured convertible loans are secured over the Company’s tangible and intangible assets (except patents, patents applications and trademarks) and a security agreement executed by the Company granting a seniority interest in these assets. These secured convertible loans include:

i.	Loan from 2G Global Markets DMCC for $50,000, with a 10% interest rate issued on May 29, 2019. The maturity date was originally June 1, 2021. Interest expense was $0 and $0 for the six months ended June 30, 2024 and 2023. On November 23, 2022 this loan was assumed by the Company’s Chief Executive Officer and had an outstanding balance of $66,875. As of June 30, 2024 and December 31, 2023, the loan balance is included in Due to relates parties on the accompanying balance sheet (see Note 10).
ii.	Loan from Dennis Kromer for $50,000, with a 10% interest rate issued on the July 16, 2019. The maturity date was originally June 1, 2021, but was extended through May 23, 2022 and is currently outstanding and due in full. Interest expense was $2,500 and $2,500 for the six months ended June 30, 2024 and 2023.

The embedded conversion feature represents a beneficial conversion feature, and the Company recognized the relative fair value of the beneficial conversion feature of $100,000 as additional paid-in capital and reduced the carrying value of the secured convertible loans. The carrying value has been accreted over the term of the secured convertible loans up to their face value of $100,000. During the six months ended June 30, 2024 and 2023, the Company recognized $0 and $0 of interest expense, respectively, for the accretion of the discount on the secured convertible loans related to the beneficial conversion feature.

On September 29, 2021, XTRIBE P.L.C. entered into an unsecured convertible loan with One Swiss Bank SA. The €370,000 ($437,599) unsecured convertible loan has an interest rate of 7% and had a maturity date of May 31, 2023. On March 18, 2024, the maturity date was extended to May 31, 2025. The unsecured convertible loan is convertible at the holder’s option into ordinary shares of the Company. The conversion price will be calculated as a 25% discount of the 30 days average price starting from the first stock exchange trading day up to the 30th day. Interest expense was $256 and $14,061 for the six months ended June 30, 2024 and 2023, respectively. On February 23, 2024, this loan was converted into 67,875 shares of the Company.

All other loans outstanding are non-interest-bearing loans received by XTRIBE P.L.C. from third parties with no specific repayment terms.

NOTE 10 - BANK FINANCING AND OTHER THIRD-PARTY FINANCING

As of December 31, 2023 and 2022, bank financing and other third-party financing consisted of the following:

	December 31, 2023	December 31, 2022
Overdraft *	$828	$225,358

Loan from bank - current portion *	9,379	6,694
Loan from bank - net of current portion	10,211	16,668
Total loan from bank	19,590	23,362

Convertible loans, current	$50,000	$50,000
Convertible loans, long term	437,599	437,599
Total convertible loans	487,599	487,599
Other loans	$436,158	$389,335

Total	$944,175	$1,125,654

*	-	These balances are included in the Bank financing and other third-party financing, current on the accompanying consolidated balance sheets.

Bank financing includes bank overdraft of XTRIBE P.L.C. that equals £651 ($828) as at December 31, 2023, and of X-SOLUTION S.R.L. that equals €211,286 ($225,358) as at December 31, 2022. In 2018, X-SOLUTION S.R.L. entered into an agreement with Cherry Bank (ex. Banco delle Tre Venezie) for the overdraft of current account for a maximum amount of €300,000 with a 3.75% interest rate. The original contract provided that the line of credit could be used until July 31, 2019; however, following the Covid-19 emergency and in accordance with local law decree and regulations, the Company has requested several extensions for the use of the line of credit until October 2023 when the account was closed. Interest expense for the line of credit for the bank overdraft was $5,310 and $13,822 the years ended December 31, 2023 and 2022.

Additionally, X-SOLUTION S.R.L. entered into bank loan for a total amount of €25,000 in 2020. The duration of the loan is 6 years with a maturity date of May 5, 2026. The bank loan provides that for the first 24 months, the Company is only required to pay the interest while the repayment of loan principal begins in July 2022. The interest expense for the bank loan was €360 and €449 for the years ended December 31, 2023 and 2022, respectively.

XTRIBE P.L.C and Subsidiaries

Notes to Consolidated Financial Statements

In 2019, XTRIBE P.L.C. issued secured convertible loans to various holders. The secured convertible loans are convertible at the holder’s option into ordinary shares of the Company equal to the greater of 75% of the fair market value and in no case shall the conversion price be less than $4.50. These secured convertible loans are secured over the Company’s tangible and intangible assets (except patents, patents applications and trademarks) and a security agreement executed by the Company granting a seniority interest in these assets. These secured convertible loans include:

i.	Loan from 2G Global Markets DMCC for $50,000, with a 10% interest rate issued on May 29, 2019. The maturity date was originally June 1, 2021.Interest expense was$0 and $5,000 for the years ended December 31, 2023 and 2022. On November 23, 2022 this loan was assumed by the Company’s Chief Executive Officer and had an outstanding balance of $66,875. As of December 31, 2022, the loan balance is included in Due to relates parties on the accompanying balance sheet. See Note 8 – Due to related parties.
ii.	Loan from Dennis Kromer for $50,000, with a 10% interest rate issued on the July 16, 2019. The maturity date was originally June 1, 2021, but was extended through May 23, 2022 and is currently due in full. Interest expense was $5,000 and $5,000 for the years ended December 31, 2023 and 2022.

The embedded conversion feature represents a beneficial conversion feature, and the Company recognized the relative fair value of the beneficial conversion feature of $100,000 as additional paid-in capital and reduced the carrying value of the secured convertible loans. The carrying value has been accreted over the term of the secured convertible loans up to their face value of $100,000. During the years ended December 31, 2023 and 2022, the Company recognized $0 and $0 of interest expense, respectively, for the accretion of the discount on the secured convertible loans related to the beneficial conversion feature.

On September 29, 2021, XTRIBE P.L.C. entered into an unsecured convertible loan with One Swiss Bank SA. The €370,000 ($437,599) unsecured convertible loan has an interest rate of 7% and has a maturity date of May 31, 2023 (On March 18, 2024 the maturity date was extended to May 31, 2025). The unsecured convertible loan is convertible at the holder’s option into ordinary shares of the Company. The conversion price will be calculated as a 25% discount of the 30 days average price starting from the first stock exchange trading day up to the 30th day. Interest expense was $28,108 and $27,273 for the years ended December 31, 2023 and 2022. On February 23, 2024, this loan was converted into 67,875 shares of the Company.

Other loans for $436,158 and $389,335 as of December 31, 2023 and 2022 are non-interest-bearing loans received by XTRIBE P.L.C. from third parties with no specific repayment terms.